Pension and Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 1,864	$ 1,787	$ 5,592	$ 5,360
Interest on projected benefit obligation	1,300	1,247	3,894	3,746
Expected return on plan assets	(333)	(378)	(996)	(1,133)
Recognized actuarial loss	310	242	922	709
Amortization of prior service cost	32	32	96	96
Defined benefit and severance plan expense	$ 3,173	$ 2,930	$ 9,508	$ 8,778